Provisions	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Provisions
20.	Provisions
Changes in provisions for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	2023							As of December 31, 2023
	Beginning balance		Increase	Utilization	Reversal	Other	Ending balance	Current	Non-current
Provision for restoration	~~W~~	115,089	8,041	(2,397)	(714)	5	120,024	37,073	82,951
Emission allowance		2,186	2,404	(635)	(2,773)	—	1,182	1,182	—
Other provisions		1,823	—	(1,005)	(108)	(492)	218	—	218

	~~W~~	119,098	10,445	(4,037)	(3,595)	(487)	121,424	38,255	83,169

(In millions of won)
	2022								As of December 31, 2022
	Beginning balance		Increase	Utilization	Reversal	Other	Business combination	Ending balance	Current	Non-current
Provision for restoration	~~W~~	114,731	6,823	(5,679)	(1,767)	(10)	991	115,089	36,998	78,091
Emission allowance		1,885	2,719	—	(2,418)	—	—	2,186	2,186	—
Other provisions		10,379	4,071	(9,509)	(3,080)	(38)	—	1,823	499	1,324

	~~W~~	126,995	13,613	(15,188)	(7,265)	(48)	991	119,098	39,683	79,415